Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of reconciliation of asset balances
Reconciliation of asset balances:

	Land and Buildings [1]	Equipment and Machinery	Vehicles	Computers	Total
Balance as of January 1, 2022	35,582	5,076	—	698	41,356
Addition to right-of-use asset	8,940	2,293	—	1,219	12,452
Depreciation	(4,323)	(1,343)	(7)	(582)	(6,255)
Derecognition of contracts	(437)	(33)	—	—	(470)
Impairment loss	—	(356)	—	—	(356)
Transfers	201	47	61	—	309
Effect of foreign currency exchange differences	(3,887)	(685)	1	(72)	(4,643)
Balance as of December 31, 2022	36,076	4,999	55	1,263	42,393
Addition to right-of-use asset	3,453	538	216	926	5,133
Depreciation	(4,076)	(1,327)	(71)	(696)	(6,170)
Derecognition of contracts	(380)	—	—	(88)	(468)
Impairment loss	(374)	—	—	—	(374)
Transfers	2,132	(2,542)	—	—	(410)
Effect of foreign currency exchange differences	5,610	796	5	144	6,555
Balance as of December 31, 2023	42,441	2,464	205	1,549	46,659
[1]Includes net right-of-use assets of $1,161 (2022: $1,373) with related party WM Partners, LP.

Schedule of group’s lease liabilities are guaranteed by the lessor’s title to the leased assets
The Group’s lease liabilities are guaranteed by the lessor’s title to the leased assets. As of December 31, 2023 and 2022 the Group maintains the following opened balances:

	2023	2022
Non-current	$29,811	$25,139
Current	5,436	9,053
Total	$35,247	$34,192

Schedule of consolidated statement of profit or loss

	For the year ended December 31
	2023	2022
Interest on lease liabilities	$828	$1,033
Expense relating to leases of low-value assets	450	115
Expense relating to short-term leases	559	862